ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
AOCI Rollforward [Roll Forward]
Beginning balance	$ 1,860,536
Other comprehensive (loss) income before reclassifications	(12,489)	$ 7,547
Amounts reclassified from accumulated other comprehensive (loss) income	(22,591)	(18,709)
Net other comprehensive (loss) income	(35,080)	(11,162)
Ending balance	1,769,312	1,860,536
Pension Benefits
AOCI Rollforward [Roll Forward]
Pre-tax non-cash pension settlement charge	4,600
Tax on settlement charge	1,200
Pension settlement charge		2,000
Accumulated Other Comprehensive (Loss) Income
AOCI Rollforward [Roll Forward]
Beginning balance	24,651	35,813
Ending balance	(10,429)	24,651
Foreign currency translation losses
AOCI Rollforward [Roll Forward]
Beginning balance	(19,533)	(18,067)
Other comprehensive (loss) income before reclassifications	(31,616)	(1,466)
Amounts reclassified from accumulated other comprehensive (loss) income	0	0
Net other comprehensive (loss) income	(31,616)	(1,466)
Ending balance	(51,149)	(19,533)
Net investment hedges of New Zealand subsidiary
AOCI Rollforward [Roll Forward]
Beginning balance	1,321	1,321
Other comprehensive (loss) income before reclassifications	0	0
Amounts reclassified from accumulated other comprehensive (loss) income	0	0
Net other comprehensive (loss) income	0	0
Ending balance	1,321	1,321
Cash flow hedges
AOCI Rollforward [Roll Forward]
Beginning balance	55,846	67,204
Other comprehensive (loss) income before reclassifications	13,713	10,537
Amounts reclassified from accumulated other comprehensive (loss) income	(27,826)	(21,895)
Net other comprehensive (loss) income	(14,113)	(11,358)
Ending balance	41,733	55,846
Cash flow hedges | Interest rate swaps
AOCI Rollforward [Roll Forward]
Other comprehensive (loss) income before reclassifications	21,800	10,300
Employee benefit plans
AOCI Rollforward [Roll Forward]
Beginning balance	(9,616)	(10,209)
Other comprehensive (loss) income before reclassifications	5,251	(1,449)
Amounts reclassified from accumulated other comprehensive (loss) income	4,595	2,042
Net other comprehensive (loss) income	9,846	593
Ending balance	230	(9,616)
Total Rayonier, L.P.
AOCI Rollforward [Roll Forward]
Beginning balance	28,018	40,249
Other comprehensive (loss) income before reclassifications	(12,652)	7,622
Amounts reclassified from accumulated other comprehensive (loss) income	(23,231)	(19,853)
Net other comprehensive (loss) income	(35,883)	(12,231)
Ending balance	(7,865)	28,018
Allocation of Operating Partnership
AOCI Rollforward [Roll Forward]
Beginning balance	(3,367)	(4,436)
Other comprehensive (loss) income before reclassifications	163	(75)
Amounts reclassified from accumulated other comprehensive (loss) income	640	1,144
Net other comprehensive (loss) income	803	1,069
Ending balance	$ (2,564)	$ (3,367)